Interim Condensed Consolidated Balance Sheets (USD $)	Apr. 30, 2014	Jan. 31, 2014	Jan. 31, 2013
Current assets
Cash	$ 369,061	$ 67,478	$ 43,780
Accounts receivable, net of allowance	107,413	68,859	404,713
Advances receivable	50,000	50,000	0
Inventory	623,457	604,046	236,150
Prepaid expenses and deposits	47,471	70,666	47,148
Total current assets	1,197,402	861,049	731,791
Equipment, net	10,567	6,300	1,842
Intangible assets, net	34,313	39,877	55,414
Deferred financing fees	157,729	65,539	198,538
TOTAL ASSETS	1,400,011	972,765	987,585
Current liabilities
Accounts payable and accrued liabilities	702,310	639,099	306,467
Related party payables		0	13,916
Promissory notes payable	1,356,285	397,422	0
Current portion of convertible promissory notes	250,000	1,022,294	483,950
Derivative financial instruments	268,600	241,618	0
Total current liabilities	2,577,195	2,300,433	804,333
Convertible promissory notes	603,041	1,670	0
TOTAL LIABILITIES	3,180,236	2,302,103	804,333
STOCKHOLDERS' EQUITY (CAPITAL DEFICIT)
Common stock Authorized 100,000,000 common shares, par value $0.001 per share Issued and outstanding 34,168,139 common shares (January 31, 2014: 34,728,139)	34,168	34,728	28,522
Common stock to be issued	22,500	7,500	3,750
Accumulated paid-in capital	5,642,628	4,874,095	2,158,151
Accumulated deficit	(7,473,276)	(6,239,416)	(2,000,926)
Accumulated other comprehensive income (loss)	(6,245)	(6,245)	(6,245)
Total stockholders' equity (capital deficit)	(1,780,225)	(1,329,338)	183,252
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,400,011	$ 972,765	$ 987,585